TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of profit (loss) before taxes on income
	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Domestic* (Netherlands)	—	(222)	(109)
Domestic* (Israel)	79,402	(5,492)	—
Foreign*	308	(12,105)	17,755
	79,710	(17,819)	17,646

*
As mentioned above, since July 2014, the Company has been a resident of Israel and not The Netherlands for tax purposes. Therefore, prior to July 2014 “domestic” represented taxing under the Dutch tax authorities and as of July 2014 “domestic” represents taxing under the Israeli tax authorities. Thus, in the periods prior to July 2014 taxing under the Israeli tax authorities is included in the table above as foreign profit (loss) before taxes on income.

Schedule of benefit (taxes) on income

	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Current taxes:
Domestic* (Israel)	(11,124)	(4,452)	—
Foreign*	(404)	(5,589)	(713)
	(11,528)	(10,041)	(713)
Deferred taxes:
Domestic* (Israel)	245	611	—
Foreign*	23	(2,835)	2,987
	268	(2,224)	2,987
	(11,260)	(12,265)	2,274

*
See comment at section 9(c) above.

Schedule of taxes on income reconciliation

	Year ended December 31,
	2015	2014	2013
	U.S. dollars in thousands
Income (loss) before taxes on income as reported in the statements of operations	79,710	(17,819)	17,646
Statutory tax rate in Israel and the Netherlands for years ended December 31, 2015 and 2013, respectively, and weighted average income tax rate for the year ended December 31, 2014*	26.5%	26.4%	25%
Theoretical tax benefit (taxes on income)	(21,123)	4,704	(4,412)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	7	3,665	239
Reduced tax rate on income derived from “Preferred enterprise” and “Benefited Enterprise” plans**	14,920	(6,734)	1,053
Usage of carry forward tax losses for which deferred taxes were not recorded	243	—	3,276
Change in valuation allowance	(962)	(536)	2,574
Non-deductible expenses and other permanent differences, mainly share based compensation expenses (see also note 8e)	(4,210)	(7,512)	(34)
Increase in uncertain tax position, net	(629)	(5,612)	(434)
Other	494	(240)	12
Tax benefit (taxes) on income as reported in the statements of operations	(11,260)	(12,265)	2,274
**) Per share amounts of the benefit resulting from “Preferred enterprise” and “Benefited Enterprise” plans:
Basic	$0.07	$(0.06)	$0.03
Diluted	$0.06	$(0.06)	$0.03

*
The theoretical tax benefit (taxes on income) for the year ended December 31, 2014 computed on pre-tax income or loss at the weighted average tax rate has been calculated as the sum of the pre-tax income amounts in the Netherlands and Israel multiplied by that jurisdiction’s applicable statutory tax rate. The statutory tax rates by jurisdiction were 26.5% for Israel and 25% for the Netherlands.

Schedule of uncertain tax positions

	U.S. dollars in thousands
	2015	2014	2013
Balance at the beginning of the year	6,556	1,402	902
Increases based on tax positions taken during prior years	258	4,071	732
Decrease in unrecognized tax positions as a result of statute of limitation expirations	(267)	(201)	(298)
Additions (reductions) related to currency translation	(21)	(461)	66
Increase due to tax positions taken during the current period	638	1,745	—
Balance at the end of the year	7,164	6,556	1,402

Schedule of significant components of deferred tax assets and liabilities

	As of December 31, 2015	As of December 31, 2014
	Non-current	Total	Current	Non-current
Stock-based compensation	2,113	927	459	468
Provisions for employee benefits	154	119	119	—
Accrued severance pay	210	141	—	141
Net operating losses carryforward	417	757	100	657
Deferred tax assets, before valuation allowance	2,894	1,944	678	1,266
Valuation allowance	(1,769)	(1,087)	(73)	(1,014)
Net deferred tax assets	1,125	857	605	252